GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2017	15,059,838	(5,589,822)	9,470,016
(+/-) Foreign exchange effect	242,510	(169,979)	72,531
(-) Impairment	—	(849,438)	(849,438)
(-) Transfer to assets held for sale	(801,967)	—	(801,967)
Balance as of December 31, 2017	14,500,381	(6,609,239)	7,891,142
(+/-) Foreign exchange effect	2,283,577	(1,062,329)	1,221,248
Balance as of December 31, 2018	16,783,958	(7,671,568)	9,112,390
(+/-) Foreign exchange effect	661,247	(304,326)	356,921
Balance as of December 31, 2019	17,445,205	(7,975,894)	9,469,311

Schedule of goodwill by segment

	2019	2018	2017
Brazil	373,135	373,135	373,135
Special Steel	2,969,752	2,854,888	2,487,364
North America	6,126,424	5,884,367	5,030,643
	9,469,311	9,112,390	7,891,142